DISCONTINUED OPERATIONS - Narrative (Details) - Securitize, Inc. and Subsidiaries - USD ($)		3 Months Ended	12 Months Ended
	Nov. 26, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Goodwill impairment			$ 4,122,926	$ 3,000,000
Assets of discontinued operations			0	8,166,744
Discontinued operations, disposed of by sale
Disposal Group, Including Discontinued Operations [Line Items]
Goodwill impairment		$ 4,122,926	4,122,926	3,000,000
Consideration from sale of disposal group	$ 2,871,526		2,871,526	2,871,526
Gain (loss) on disposal	$ 0		$ 0	0
Discontinued operations, disposed of by sale | Securitize For Advisors
Disposal Group, Including Discontinued Operations [Line Items]
Assets of discontinued operations				$ 5,314